Related Party Transactions - Schedule of dues payables to related party (Detail) - Related Party - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Related Party Transaction
Vessels	$ 80	$ 635
Drydocking supervision fee | KNOT Management
Related Party Transaction
Vessels	10	135
Drydocking supervision fee | KOAS
Related Party Transaction
Vessels		(77)
Equipment purchased | Knutsen Ballast Water AS
Related Party Transaction
Vessels	$ 70	$ 577